CASH AND CASH EQUIVALENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 70,299	$ 132,808
Mutual funds investment [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	70,299	132,808
Mutual funds investment [Member] | AAAfm [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	62,524	83,712
Mutual funds investment [Member] | No Classification [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 7,775	$ 49,096